Stock-Based Compensation (Details 3)	12 Months Ended
Mar. 31, 2025
Compensation Related Costs [Abstract]
Expected term	3 years 6 months
Expected volatility	40.80%
Risk free interest rate	3.01%
Annual dividend yield	0.00%